Share Capital and Reserves	6 Months Ended
Jun. 30, 2026
Share Capital and Reserves [Abstract]
Share capital and reserves

Note 4 - Share capital and reserves

A.	Composition of share capital

	June 30, 2026		December 31, 2025
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Unaudited		Audited
Ordinary shares, par value NIS 0.01 each	500,000,000,000	101,814,335,346	500,000,000,000	10,255,904,346

B.	Securities purchase agreements

On January 30, 2025, the Company completed a registered direct offering, as further described in Note 13C(4) to the Company’s annual financial statements for the year ended December 31, 2025. No additional registered direct offerings were completed during the six-month period ended June 30, 2026.

C.	Increasing the Company authorized shares

On August 18, 2025, the general meeting of shareholders of the Company approved to increase the authorized shares of the Company to 500,000,000,000 ordinary shares.

D.	Rights attached to the ordinary shares

The ordinary shares of the Company grant the holders thereof the right to participate and vote in shareholders meetings, the right to receive a dividend, as declared, the right to participate in distributions of bonus shares and the right to participate in the distribution of the assets of the Company upon liquidation.

E.	ADS Ratio Change

On February 25, 2026, the Company effected the change in the ADS ratio from one (1) ADS representing ten thousand eight hundred (10,800) Ordinary Shares, to one (1) ADS representing forty three thousand two hundred (43,200) Ordinary Shares. This change in the ADS has the effect on the existing ADSs on the basis of one (1) new ADS for every four (4) old ADSs (held by the Company’s ADS holders. All ADS numbers in the financial statements were adjusted to reflect the most recent change in the ADS ratio

F.	Changes in the issued and outstanding capital

Six months period ended June 30, 2026
Unaudited
Balance as of January 1, 2026	10,255,904,346
Issuance of Advance Shares resulted from partial exercise of Commitment Amount under equity line and repayment of Promissory Notes(see Note 3 above)	53,687,275,200
Issuance of shares as part of Exchange Agreement with VisionWave Holdings, Inc (see Note 5 below)	37,871,020,800
Exercise of restricted shares units into ordinary shares	135,000
Balance as of June 30, 2026	101,814,335,346